Note 13 - Subsequent Events (Details) (USD $)	0 Months Ended
	Jan. 31, 2014	Oct. 01, 2014	Mar. 05, 2014	Sep. 30, 2014
Related Party Convertible Bridge Notes [Member] | Subsequent Event [Member] | January 2014 Convertible Bridge Notes [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Contingent Bridge Loan Proceeds	$ 500,000
Related Party Convertible Bridge Notes [Member] | Subsequent Event [Member] | March 2014 Convertible Promissory Notes [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable			500,000
Convertible Notes Payable			100,000
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Subsequent Event [Member] | Loan and Security Agreement [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt		2,500,000
Subsequent Event [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Repayments of Debt		1,630,925
Loan and Security Agreement [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount				$ 5,000,000
Number of Tranches				3